                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                                Amendment No.

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  December 31, 2005
                                                -----------------

Check here if Amendment [ ]; Amendment Number:
                                              ------
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings
                                        entries.

Institutional Investment Manager Filing this Report:

Name:    Staley Capital Advisers, Inc.
         ---------------------------------
Address: Suite 3950
         ---------------------------------
         One Oxford Centre
         ---------------------------------
         Pittsburgh, PA 15219
         ---------------------------------

Form 13F File Number:  28-05491
                          -----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John A. Staley, IV
         --------------------------------
Title:   President
         --------------------------------
Phone:   412 394-1292
         --------------------------------

Signature, Place, and Date of Signing:

/s/ John A. Staley, IV     Pittsburgh, PA                February 10, 2006
----------------------     --------------------------    -----------------
[Signature]                [City, State]                 [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number           Name

     28-
        -----------                 -------------------------------
     [Repeat as necessary.]

     None

                             Form 13F SUMMARY PAGE



Report Summary:


Number of Other Included Managers:                      0
                                             ------------------

Form 13F Information Table Entry Total:                64
                                             ------------------

Form 13F Information Table Value Total:          $240,295
                                             ------------------
                                                    (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


No.      Form 13F File Number       Name

         28-
-----       -------------           ---------------------------------

[Repeat as necessary.]

                           FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- -----------  -------- -------- --------
1/100  BERKSHIRE A             COM              084990175      532      600 SH       SOLE                      600
3COM CORP                      COM              885535104      774   215000 SH       SOLE                   215000
ALLIANCE CAP. LP               COM              01855A101     1198    21200 SH       SOLE                    21200
ALLSTATE CORP.                 COM              020002101      470     8700 SH       SOLE                     8700
ALTRIA GROUP INC.              COM              02209S103     3737    50013 SH       SOLE                    50013
AMER. INTL. GROUP              COM              026874107     6468    94800 SH       SOLE                    94800
AMPHENOL CORP NEW - CL A       COM              032095101    17040   385000 SH       SOLE                   385000
BANK OF AMERICA                COM              060505104      801    17358 SH       SOLE                    17358
BELLSOUTH CORP.                COM              079860102      230     8478 SH       SOLE                     8478
BERKSHIRE HATHAWAY B           COM              084670207     5589     1904 SH       SOLE                     1904
BP PLC - SPONS ADR             COM              056622104      694    10804 SH       SOLE                    10804
BRISTOL WEST HOLDINGS INC      COM              11037M105     5233   275000 SH       SOLE                   275000
CATALYTICA ENERGY SYSTEMS      COM              148884109       21    20000 SH       SOLE                    20000
CENDANT CORP                   COM              151313103    17291  1002375 SH       SOLE                  1002375
CHEVRON CORP                   COM              166764100     2769    48776 SH       SOLE                    48776
CITIGROUP, INC.                COM              172967101      617    12716 SH       SOLE                    12716
COCA COLA                      COM              191216100     7549   187273 SH       SOLE                   187273
CONSECO INC                    COM              208464883    20086   866900 SH       SOLE                   866900
DISCOVERY HOLD.                COM              25468Y107     7893   520976 SH       SOLE                   520976
ELAN CORP - ADR                COM              284131208      418    30000 SH       SOLE                    30000
EXXON MOBIL                    COM              30231G102     1021    18173 SH       SOLE                    18173
FEDERATED INVESTORS            COM              314211103      222     6000 SH       SOLE                     6000
FIRST HORIZON                  COM              320517105     3636    94600 SH       SOLE                    94600
FISHER SCIENTIFIC              COM              338032204     6506   105172 SH       SOLE                   105172
GENERAL ELECTRIC               COM              369604103     1029    29372 SH       SOLE                    29372
HEARTLAND TECHNOLOGIES         COM              421979105        0    20000 SH       SOLE                    20000
HEINZ H.J. CO.                 COM              423074103     2631    78025 SH       SOLE                    78025
HONEYWELL INTL.                COM              438516106      227     6083 SH       SOLE                     6083
INTERNAT. PAPER                COM              460146103     2114    62900 SH       SOLE                    62900
J.P. MORGAN CHASE              COM              46625H100     4401   110890 SH       SOLE                   110890
KRAFT FOODS                    COM              50075N104     2286    81150 SH       SOLE                    81150
LA Z BOY INC                   COM              505336107     2286   168550 SH       SOLE                   168550
LIBERTY MEDIA                  COM              530718105     9881  1255583 SH       SOLE                  1255583
MERCK & CO. INC.               COM              589331107     4898   153977 SH       SOLE                   153977
MERITOR SAVINGS BANK-PA        COM              590007100     2559   610000 SH       SOLE                   610000
NEWELLRUBBERMAID               COM              651229106     8263   347457 SH       SOLE                   347457
NORWOOD RES.                   COM              669958100       10    10000 SH       SOLE                    10000
PFIZER                         COM              717081103     1337    57327 SH       SOLE                    57327
PHH CORP COM NEW               COM              693320202     4203   150000 SH       SOLE                   150000
PINNACLE WEST                  COM              723484101     4898   118450 SH       SOLE                   118450
PNC BANK CORP.                 COM              693475105      298     4816 SH       SOLE                     4816
POLYMER GROUP                  COM              731745204     1629    67916 SH       SOLE                    67916

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

POLYMER GROUP B                COM         731745303      231        9636   SH       SOLE              9636
PRIMEDIA INC                   COM         74157K101     2748     1707100   SH       SOLE           1707100
RESPIRONICS, INC.              COM         761230101      208        5600   SH       SOLE              5600
REYNOLDS AMERICA               COM         761713106      667        7000   SH       SOLE              7000
ROYAL DUTCH SHELL              COM         780259206     1814       29495   SH       SOLE             29495
SOVEREIGN BANC.                COM         845905108      335       15514   SH       SOLE             15514
TIME WARNER                    COM         887317105     2730      156560   SH       SOLE            156560
TREEHOUSE FOODS                COM         89469A104     4876      260450   SH       SOLE            260450
VERIZON COMM.                  COM         92343V104      312       10372   SH       SOLE             10372
WASTE MGMT.                    COM         94106L109    16988      559745   SH       SOLE            559745
WELLS FARGO CO.                COM         949746101      220        3500   SH       SOLE              3500
SPDR-HEALTHCARE                MUTUAL      81369y209     4331   136550.00   SH       SOLE         136550.00
SPDR-UTILITIES                 MUTUAL      81369Y886     1020    32500.00   SH       SOLE          32500.00
iSHARES DIVIDEND               MUTUAL      464287168     1084    17700.00   SH       SOLE          17700.00
iSHARES RUSSELL 1000 GROWTH    MUTUAL      464287614    22445   440010.00   SH       SOLE         440010.00
LIBERTY GLOBAL                 COM         530555101     3674   163307.00   SH       SOLE         163307.00
LIBERTY GLOBAL-C               COM         530555309     3462   163307.00   SH       SOLE         163307.00
STREETTRACKS GOLD              COM         863307104     2527    49000.00   SH       SOLE          49000.00
MFS INTERMED. INCOME TRUST     BOND        55273C107      400    64151.64   SH       SOLE          64151.64
PUTNAM MASTER INTERM. INCOME   BOND        746909100       97    15900.00   SH       SOLE          15900.00
iSHARES T.I.P.S.               BOND        464287176     6279    61070.00   SH       SOLE          61070.00
BLACKROCK MUNI TARGET TRUST    TAX-FREE    09247M105       99       10000   SH       SOLE             10000

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